UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Bramshill Income Performance Fund
Institutional Class | BRMSX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Bramshill Income Performance Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.bramshillfunds.com/brmsx/. You can also request this information by contacting us at 877-272-6718.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$55	1.08%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,127,187,861
Number of Holdings	100
Net Advisory Fee	$4,612,294
Portfolio Turnover	29%
Average Credit Quality	A-
Effective Duration	8.1 yrs
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top Holdings	(%)
United States Treasury Note/Bond	9.1%
United States Treasury Bill	5.7%
iShares 0-5 Year High Yield Corporate Bond ETF	4.2%
JPMorgan Ultra-Short Income ETF	3.5%
United States Treasury Note/Bond	3.4%
BP Capital Markets PLC	3.0%
iShares Preferred and Income Securities ETF	3.0%
iShares 20+ Year Treasury Bond ETF	2.6%
Sempra Energy Depositary Shares	2.4%
United States Treasury Note/Bond	2.4%

Security Type	(%)
Corporate Bonds	40.6%
U.S. Treasury Securities	17.2%
Preferred Stocks	15.8%
Exchange Traded Funds	15.7%
U.S. Treasury Bills	5.9%
Closed-End Funds	1.7%
Money Market Funds	1.5%
Investments Purchased with Proceeds from Securities Lending	0.7%
Real Estate Investment Trusts - Preferred	0.7%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bramshillfunds.com/brmsx/.
Bramshill Income Performance Fund	PAGE 1	TSR-SAR-00777X868

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bramshill Investments, LLC documents not be householded, please contact Bramshill Investments, LLC at 877-272-6718, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bramshill Investments, LLC or your financial intermediary.
Bramshill Income Performance Fund	PAGE 2	TSR-SAR-00777X868

BHILL Fund
Managed Account Completion Shares | BHILX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the BHILL Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.bramshillfunds.com/bhilx/. You can also request this information by contacting us at 877-272-6718.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
BHILL Fund	$0	0.00%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$99,229,585
Number of Holdings	21
Net Advisory Fee	$0
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top Holdings	(%)
iShares 0-5 Year High Yield Corporate Bond ETF	22.5%
iShares Preferred and Income Securities ETF	11.0%
iShares Short Duration Bond Active ETF	10.2%
iShares 20+ Year Treasury Bond ETF	9.2%
Vanguard Ultra Short Bond ETF	8.5%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	6.7%
AGNC Investment Corp. Depositary Shares	4.9%
Lincoln National Corp. Depositary Shares	3.7%
Annaly Capital Management, Inc.	3.7%
Invesco Ultra Short Duration ETF	3.4%

Security Type	(%)
Exchange Traded Funds	76.7%
Preferred Stocks	14.7%
Closed-End Funds	5.1%
Corporate Bonds	1.7%
Real Estate Investment Trusts - Preferred	1.6%
Money Market Funds	1.5%
Cash & Other	-1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bramshillfunds.com/bhilx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bramshill Investments, LLC documents not be householded, please contact Bramshill Investments, LLC at 877-272-6718, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bramshill Investments, LLC or your financial intermediary.
BHILL Fund	PAGE 1	TSR-SAR-00777X512

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

BRAMSHILL INCOME PERFORMANCE FUND (BRMSX)
BHILL FUND (BHILX)
Semi-Annual Financial Statements
September 30, 2025

BHILL FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 76.7%
Invesco Ultra Short Duration ETF	66,527	$3,341,924
iShares 0-5 Year High Yield Corporate Bond ETF	514,981	22,298,677
iShares 0-5 Year Investment Grade Corporate Bond ETF	65,007	3,304,306
iShares 20+ Year Treasury Bond ETF	102,624	9,171,507
iShares Preferred and Income Securities ETF	343,708	10,868,047
iShares Short Duration Bond Active ETF	196,842	10,094,057
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	65,726	6,617,951
VanEck Long Muni ETF	20,000	349,600
Vanguard Long-Term Corporate Bond ETF	21,337	1,656,818
Vanguard Ultra Short Bond ETF	168,244	8,411,359
TOTAL EXCHANGE TRADED FUNDS (Cost $75,454,807)		76,114,246
REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 10.2%
REITS - 10.2%
AGNC Investment Corp., Series H, 8.75%, Perpetual	63,581	1,618,137
AGNC Investment Corp. Depositary Shares, Series F, 9.28% (3 mo. Term SOFR + 4.96%), Perpetual	192,784	4,889,002
Annaly Capital Management, Inc., Series I, 9.23% (3 mo. Term SOFR + 5.25%), Perpetual	143,151	3,627,446
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $10,129,741)		10,134,585
PREFERRED STOCKS - 5.5%
Closed-end Funds - 1.8%
Virtus Convertible & Income Fund, Series A, 5.63%, Perpetual(a)	84,037	1,814,359
Insurance - 3.7%
Lincoln National Corp. Depositary Shares, Series D, 9.00%, Perpetual(a)	136,028	3,627,867
TOTAL PREFERRED STOCKS (Cost $5,436,030)		5,442,226
CLOSED-END FUNDS - 5.1%
Nuveen AMT-Free Quality Municipal Income Fund	165,464	1,884,635
Nuveen Quality Municipal Income Fund	162,338	1,897,731
PIMCO Municipal Income Fund II	153,291	1,212,532
TOTAL CLOSED-END FUNDS (Cost $4,726,796)		4,994,898

	Par	Value
CORPORATE BONDS - 2.3%
Insurance - 1.7%
Reinsurance Group of America, Inc., 7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052(a)	$66,147	$1,709,900
Private Equity - 0.6%
Carlyle Finance LLC, 4.63%, 05/15/2061(a)	32,000	575,360
TOTAL CORPORATE BONDS (Cost $2,257,596)		2,285,260

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.5%
First American Government Obligations Fund - Class X, 4.03%(b)	1,502,298	1,502,298
TOTAL MONEY MARKET FUNDS (Cost $1,502,298)		1,502,298
TOTAL INVESTMENTS - 101.3% (Cost $99,507,268)		$100,473,513
Liabilities in Excess of Other Assets - (1.3)%		(1,243,928)
TOTAL NET ASSETS - 100.0%		$99,229,585

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
AMT - Alternative Minimum Tax
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

BRAMSHILL INCOME PERFORMANCE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 40.6%
Aerospace/Defense - 0.7%
RTX Corp., 3.03%, 03/15/2052	$11,698,000	$7,717,160
Banks - 10.6%
Bank of America Corp.
1.20% to 10/24/2025 then SOFR + 1.01%, 10/24/2026	25,032,000	24,984,292
5.08% to 01/20/2026 then SOFR + 1.29%, 01/20/2027	13,282,000	13,308,007
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027	11,782,000	11,548,599
Barclays PLC, 3.33% to 11/24/2041 then 1 yr. CMT Rate + 1.30%, 11/24/2042	4,634,000	3,579,614
Citigroup, Inc., 1.46% to 06/09/2026 then SOFR + 0.77%, 06/09/2027	9,300,000	9,125,714
Goldman Sachs Group, Inc.
1.09% to 12/09/2025 then SOFR + 0.79%, 12/09/2026	8,729,000	8,674,748
3.21% to 04/22/2041 then SOFR + 1.51%, 04/22/2042	7,628,000	5,897,864
JPMorgan Chase & Co.
1.04% to 02/04/2026 then 3 mo. Term SOFR + 0.70%, 02/04/2027	20,000,000	19,782,120
1.58% to 04/22/2026 then SOFR + 0.89%, 04/22/2027	3,500,000	3,449,381
Morgan Stanley, 2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	10,968,000	9,535,015
Wells Fargo & Co.
3.00%, 04/22/2026	6,878,000	6,839,131
3.00%, 10/23/2026	2,785,000	2,757,715
		119,482,200
Biotechnology - 0.8%
Biogen, Inc., 3.15%, 05/01/2050	13,266,000	8,620,417
Chemicals - 0.8%
LYB International Finance III LLC, 3.63%, 04/01/2051	14,054,000	9,427,134
Diversified Finan Serv - 1.7%
Ally Financial, Inc., 6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	11,043,000	11,048,706
Nasdaq, Inc., 3.25%, 04/28/2050	11,170,000	7,787,567
		18,836,273
Electric - 10.4%
American Electric Power Co., Inc.
3.25%, 03/01/2050	8,022,000	5,408,301
5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	946,000	946,003
6.05% to 03/15/2036 then 5 yr. CMT Rate + 1.94%, 03/15/2056	14,663,000	14,714,746

	Par	Value
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051	$6,912,000	$4,390,111
Dominion Energy, Inc.
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054	7,479,000	8,121,521
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055	18,652,000	19,517,157
Duke Energy Corp., 3.30%, 06/15/2041	13,599,000	10,468,586
NextEra Energy Capital Holdings, Inc.
6.38% to 08/15/2030 then 5 yr. CMT Rate + 2.05%, 08/15/2055	14,228,000	14,785,764
6.50% to 08/15/2035 then 5 yr. CMT Rate + 1.98%, 08/15/2055	10,705,000	11,348,734
Pacific Gas and Electric Co., 3.50%, 08/01/2050	11,683,000	7,986,316
Southern Co., 6.38% to 03/15/2035 then 5 yr. CMT Rate + 2.07%, 03/15/2055(a)	18,759,000	20,003,129
		117,690,368
Insurance - 1.9%
Arch Capital Group Ltd., 3.64%, 06/30/2050	8,222,000	6,122,308
Athene Holding Ltd., 3.95%, 05/25/2051	12,405,000	9,052,444
Reinsurance Group of America, Inc.
7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052(b)	223,635	5,780,965
5.75% to 06/15/2026 then 3 mo. LIBOR US + 4.04%, 06/15/2056(b)(c)	5,330	132,504
		21,088,221
Internet - 0.4%
Alibaba Group Holding Ltd., 3.15%, 02/09/2051	6,510,000	4,563,579
Media - 0.7%
Charter Communications Operating LLC, 3.50%, 06/01/2041	11,151,000	8,138,587
Oil & Gas - 3.3%
BP Capital Markets America, Inc., 3.00%, 03/17/2052	7,106,000	4,629,294
Occidental Petroleum Corp.
4.50%, 07/15/2044	2,586,000	2,055,806
4.40%, 04/15/2046	1,183,000	930,569
4.10%, 02/15/2047	4,442,000	3,200,400
4.20%, 03/15/2048	730,000	539,331
Phillips 66 Co., 6.20% to 03/15/2036 then 5 yr. CMT Rate + 2.17%, 03/15/2056	19,311,000	19,383,899

The accompanying notes are an integral part of these financial statements.

2

BRAMSHILL INCOME PERFORMANCE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Oil & Gas - (Continued)
Valero Energy Corp., 3.65%, 12/01/2051	$8,424,000	$5,920,766
		36,660,065
Pipelines - 1.7%
Enbridge, Inc., 8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084	3,783,000	4,335,677
Kinder Morgan, Inc., 3.25%, 08/01/2050	9,547,000	6,342,500
Williams Cos., Inc., 3.50%, 10/15/2051	11,370,000	8,090,307
		18,768,484
Private Equity - 0.3%
Carlyle Finance LLC, 4.63%, 05/15/2061(b)	178,699	3,213,008
REITS - 3.1%
American Tower Corp., 2.95%, 01/15/2051	7,949,000	5,155,534
Rithm Capital Corp., 8.00%, 04/01/2029(d)	21,228,000	21,746,218
Simon Property Group LP, 3.25%, 09/13/2049	11,762,000	8,254,696
		35,156,448
Retail - 1.2%
Macy’s Retail Holdings LLC
5.13%, 01/15/2042	2,894,000	2,289,300
4.30%, 02/15/2043	6,258,000	4,518,647
Starbucks Corp., 3.50%, 11/15/2050	10,205,000	7,276,959
		14,084,906
Semiconductors - 0.8%
Micron Technology, Inc., 3.48%, 11/01/2051	12,699,000	9,085,740
Software - 1.5%
Oracle Corp.
3.60%, 04/01/2040	11,347,000	9,116,434
3.85%, 04/01/2060	11,192,000	7,696,163
		16,812,597
Telecommunications - 0.7%
Verizon Communications, Inc., 2.88%, 11/20/2050	12,609,000	8,047,777
TOTAL CORPORATE BONDS (Cost $442,791,217)		457,392,964
U.S. TREASURY SECURITIES - 17.2%
United States Treasury Note/Bond
1.25%, 05/15/2050	53,771,000	26,362,493
1.38%, 08/15/2050	53,406,000	26,837,558

	Par	Value
1.63%, 11/15/2050	$70,950,000	$38,046,937
4.13%, 08/15/2053	113,741,000	102,751,221
TOTAL U.S. TREASURY SECURITIES (Cost $201,655,886)		193,998,209

	Shares
EXCHANGE TRADED FUNDS - 15.7%
Invesco Senior Loan ETF(a)	200,000	4,186,000
Invesco Ultra Short Duration ETF	59	2,964
iShares 0-5 Year High Yield Corporate Bond ETF	1,082,773	46,884,071
iShares 0-5 Year Investment Grade Corporate Bond ETF	130,620	6,639,415
iShares 20+ Year Treasury Bond ETF	331,315	29,609,622
iShares Preferred and Income Securities ETF	1,063,057	33,613,862
iShares Short Duration Bond Active ETF	172	8,820
JPMorgan Ultra-Short Income ETF	780,797	39,609,832
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	106,045	10,677,671
SPDR Blackstone Senior Loan ETF	50,000	2,079,000
Vanguard Long-Term Corporate Bond ETF(a)	41,519	3,223,950
Vanguard Ultra Short Bond ETF	145	7,249
TOTAL EXCHANGE TRADED FUNDS (Cost $176,021,897)		176,542,456
PREFERRED STOCKS - 13.3%
Banks - 1.5%
Bank of America Corp. Depositary Shares, 6.30% to 03/10/2026 then 3 mo. Term SOFR + 4.81%, Perpetual	4,882,000	4,916,462
Citigroup, Inc. Depositary Shares, 7.00% to 08/15/2034 then 10 yr. CMT Rate + 2.76%, Perpetual	5,671,000	6,032,369
Goldman Sachs Group, Inc. Depositary Shares, 7.38% to 08/10/2029 then 5 yr. CMT Rate + 3.62%, Perpetual	3,728,000	3,769,101
UBS Group AG, 9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%, Perpetual(d)	1,977,000	2,185,995
		16,903,927
Closed-end Funds - 0.3%
Virtus Convertible & Income Fund, Series A, 5.63%, Perpetual(b)	166,284	3,590,072
Virtus Convertible & Income Fund II, 5.50%, Perpetual(b)	7,743	161,209
		3,751,281

The accompanying notes are an integral part of these financial statements.

3

BRAMSHILL INCOME PERFORMANCE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Diversified Finan Serv - 1.4%
Ally Financial, Inc. Depositary Shares, 4.70% to 05/15/2028 then H157 yr. CMT Rate + 3.48%, Perpetual	17,225,000	$15,904,735
Electric - 2.8%
Brookfield Renewable Partners LP, Series 17, 5.25%, Perpetual(b)	273,839	5,178,295
Sempra Energy Depositary Shares, 4.88% to 10/15/2025 then 5 yr. CMT Rate + 4.55%, Perpetual	26,814,000	26,839,747
		32,018,042
Insurance - 2.6%
Allstate Corp. Depositary Shares, Series J, 7.38%, Perpetual(b)	178,012	4,715,538
Lincoln National Corp. Depositary Shares
9.25% to 3/1/2028 then 5 yr. CMT Rate + 5.32%, Perpetual	13,551,000	14,586,472
Series D, 9.00%, Perpetual(b)	376,070	10,029,787
		29,331,797
Investment Companies - 1.3%
Brookfield Oaktree Holdings LLC
Series A, 6.63%, Perpetual(b)	197,950	4,346,982
Series B, 6.55%, Perpetual(b)	464,808	10,053,797
		14,400,779
Oil & Gas - 3.0%
BP Capital Markets PLC, 4.88% to 06/22/2030 then 5 yr. CMT Rate + 4.40%, Perpetual	33,848,000	33,660,296
Pipelines - 0.4%
Energy Transfer LP Depositary Shares, 7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual	4,175,000	4,321,914
TOTAL PREFERRED STOCKS (Cost $154,628,665)		150,292,771
REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 3.2%
REITS - 3.2%
AGNC Investment Corp., Series H, 8.75%, Perpetual	175,433	4,464,770
AGNC Investment Corp. Depositary Shares
Series C, 9.35% (3 mo. Term SOFR + 5.37%), Perpetual	60,862	1,586,672
Series F, 9.28% (3 mo. Term SOFR + 4.96%), Perpetual	620,862	15,745,060
Annaly Capital Management, Inc., Series I, 9.23% (3 mo. Term SOFR + 5.25%), Perpetual	422,022	10,694,038

	Shares	Value
Rithm Capital Corp., Series E, 8.75%, Perpetual	124,539	$3,096,040
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $32,859,294)		35,586,580
CLOSED-END FUNDS - 1.7%
Nuveen AMT-Free Quality Municipal Income Fund(a)	637,432	7,260,351
Nuveen Quality Municipal Income Fund	703,660	8,225,785
PIMCO Municipal Income Fund II(a)	511,309	4,044,454
TOTAL CLOSED-END FUNDS (Cost $19,149,327)		19,530,590
OPEN-END FUNDS - 0.6%
Equable Shares Hedged Equity Fund - Class Institutional	234,494	6,755,777
TOTAL OPEN-END FUNDS (Cost $5,959,444)		6,755,777

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 5.9%
4.10%, 12/23/2025(e)	$65,000,000	64,421,648
4.07%, 12/30/2025(e)	2,046,000	2,026,329
TOTAL U.S. TREASURY BILLS (Cost $66,418,499)		66,447,977

	Shares
MONEY MARKET FUNDS - 1.5%
First American Government Obligations Fund - Class X, 4.03%(f)	17,065,535	17,065,535
TOTAL MONEY MARKET FUNDS (Cost $17,065,535)		17,065,535
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.7%
First American Government Obligations Fund - Class X, 4.03%(f)	7,786,149	7,786,149
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,786,149)		7,786,149
TOTAL INVESTMENTS - 100.4% (Cost $1,124,335,913)		$1,131,399,008
Liabilities in Excess of Other Assets - (0.4)%		(4,211,147)
TOTAL NET ASSETS - 100.0%		$1,127,187,861

The accompanying notes are an integral part of these financial statements.

4

BRAMSHILL INCOME PERFORMANCE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
AMT - Alternative Minimum Tax
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $7,591,619.
(b)
Non-income producing security.
(c)
Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $23,932,213 or 2.1% of the Fund’s net assets.
(e)
The rate shown is the annualized yield as of September 30, 2025.
(f)
The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

BRAMSHILL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)

	BHILL Fund	Bramshill Income Performance Fund
ASSETS:
Investments, at value	$100,473,513	$1,131,399,008
Dividends receivable	27,602	295,223
Receivable from Advisor	18,844	—
Interest receivable	5,190	8,169,971
Receivable for fund shares sold	2,512	1,566,212
Security lending income receivable	—	2,925
Cash	—	250,000
Deposit at broker for securities sold short	—	54,946
Deposit at broker for future contracts	—	64,883
Prepaid expenses and other assets	3,196	59,408
Total assets	100,530,857	1,141,862,576
LIABILITIES:
Payable for investments purchased	824,050	3,311,226
Distributions payable	437,263	677,641
Payable for fund administration and accounting fees	16,516	219,107
Payable for transfer agent fees and expenses	4,119	60,066
Payable for compliance fees	2,367	5,563
Payable for custodian fees	1,897	16,948
Payable for distribution and shareholder servicing fees	—	157,181
Payable for capital shares redeemed	—	1,592,213
Payable upon return of securities loaned	—	7,786,149
Payable to advisor	—	780,648
Payable for expenses and other liabilities	15,060	67,973
Total liabilities	1,301,272	14,674,715
NET ASSETS	$99,229,585	$1,127,187,861
Net Assets Consists of:
Paid-in capital	$98,274,394	$1,166,404,647
Total distributable earnings/(accumulated losses)	955,191	(39,216,786)
Total net assets	$99,229,585	$1,127,187,861
Net assets	$99,229,585	$—
Shares issued and outstanding(a)	9,757,725	—
Net asset value per share	$10.17	$—
Institutional Class
Net assets	$—	$1,127,187,861
Shares issued and outstanding(a)	—	114,698,721
Net asset value per share	$—	$9.83
Cost:
Investments, at cost	$99,507,268	$1,124,335,913
Loaned Securities:
at value (included in investments)	$—	$7,591,619

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

BRAMSHILL FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2025 (Unaudited)

	BHILL Fund(a)	Bramshill Income Performance Fund
INVESTMENT INCOME:
Dividend income	$1,109,804	$8,008,627
Less: Dividend withholding taxes	—	(6,885)
Interest income	—	20,707,065
Securities lending income	—	43,603
Total investment income	1,109,804	28,752,410
EXPENSES:
Investment advisory fee	—	4,612,294
Shareholder service costs - Institutional Class	—	513,485
Fund administration and accounting fees	36,795	422,048
Transfer agent fees	8,760	130,636
Federal and state registration fees	9,752	33,699
Custodian fees	3,803	32,060
Interest expense	—	34,700
Legal fees	14,309	18,295
Reports to shareholders	5,556	26,211
Audit fees	11,579	12,599
Trustees’ fees	7,065	8,694
Compliance fees	4,867	9,314
Other expenses and fees	5,192	12,041
Total expenses	107,678	5,866,076
Expense reimbursement by Advisor	(107,678)	—
Net expenses	0	5,866,076
Net investment income	1,109,804	22,886,334
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(11,207)	(4,091,234)
Written option contracts expired or closed	—	904,188
Futures contracts	—	2,051
Swap contracts	—	8,717
Net realized loss	(11,207)	(3,176,278)
Net change in unrealized appreciation (depreciation) on:
Investments	966,245	14,919,989
Net change in unrealized appreciation (depreciation)	966,245	14,919,989
Net realized and unrealized gain	955,038	11,743,711
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,064,842	$34,630,045

(a)	Inception date of the Fund was April 1, 2025.
The accompanying notes are an integral part of these financial statements.

7

BRAMSHILL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	BHILL Fund	Bramshill Income Performance Fund
	Period Ended September 30, 2025(a) (Unaudited)	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income	$1,109,804	$22,886,334	$40,790,969
Net realized loss	(11,207)	(3,176,278)	(7,514,750)
Net change in unrealized appreciation (depreciation)	966,245	14,919,989	(4,260,364)
Net increase in net assets from operations	2,064,842	34,630,045	29,015,855
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,109,651)	—	—
From earnings - Institutional Class	—	(22,717,235)	(41,212,232)
From return of capital - Institutional Class	—	—	(160,631)
Total distributions to shareholders	(1,109,651)	(22,717,235)	(41,372,863)
CAPITAL TRANSACTIONS:
Shares sold	103,113,634	—	—
Shares issued in reinvestment of distributions	1,868	—	—
Shares redeemed	(4,841,108)	—	—
Shares sold - Institutional Class	—	203,454,369	457,077,065
Shares issued in reinvestment of distributions - Institutional Class	—	19,003,801	33,758,746
Shares redeemed - Institutional Class	—	(179,697,878)	(236,424,126)
Net increase in net assets from capital transactions	98,274,394	42,760,292	254,411,685
Net increase in net assets	99,229,585	54,673,102	242,054,677
NET ASSETS:
Beginning of the period	—	1,072,514,759	830,460,082
End of the period	$99,229,585	$1,127,187,861	$1,072,514,759
SHARES TRANSACTIONS
Shares sold	10,236,255	—	—
Shares issued in reinvestment of distributions	185	—	—
Shares redeemed	(478,715)	—	—
Shares sold - Institutional Class	—	21,000,501	46,578,885
Shares issued in reinvestment of distributions - Institutional Class	—	1,961,775	3,448,349
Shares redeemed - Institutional Class	—	(18,629,432)	(24,179,640)
Total increase in shares outstanding	9,757,725	4,332,844	25,847,594

(a)	Inception date of the Fund was April 1, 2025.
The accompanying notes are an integral part of these financial statements.

8

BHILL FUND
FINANCIAL HIGHLIGHTS

Period Ended September 30, 2025 (Unaudited)(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.27
Net realized and unrealized gain on investments(c)	0.09
Total from investment operations	0.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)
Total distributions	(0.19)
Net asset value, end of period	$10.17
Total return(d)	3.59%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$99,230
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.52%
After expense reimbursement/recoupment(f)	0.00%
Ratio of net investment income to average net assets(f)	5.31%
Portfolio turnover rate(d)	17%

(a)	Inception date of the Fund was April 1, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

9

BRAMSHILL INCOME PERFORMANCE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.72	$9.83	$9.53	$9.94	$10.34	$9.20
INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.42	0.44	0.30	0.21	0.33
Net realized and unrealized gain (loss) on investments(b)	0.11	(0.11)	0.30	(0.41)	(0.38)	1.17
Total from investment operations	0.31	0.31	0.74	(0.11)	(0.17)	1.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.42)	(0.44)	(0.30)	(0.21)	(0.34)
Return of capital	—	—	—	—	(0.02)	(0.02)
Total distributions	(0.20)	(0.42)	(0.44)	(0.30)	(0.23)	(0.36)
Net asset value, end of period	$9.83	$9.72	$9.83	$9.53	$9.94	$10.34
Total return(c)	3.26%	3.21%	7.97%	−1.09%	−1.72%	16.40%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$1,127,188	$1,072,515	$830,460	$757,210	$897,372	$771,520
Ratio of expenses to average net assets(e)	1.08%	1.08%	1.06%	1.14%	1.07%	1.04%
Ratio of dividends and interest to average net assets(e)	0.01%	—%	—%	0.11%	0.06%	—%
Ratio of operational expenses to average net assets excluding dividends and interest(e)	1.07%	1.08%	1.06%	1.03%	1.01%	1.04%
Ratio of net investment income (loss) to average net assets(e)	4.22%	4.26%	4.56%	3.04%	2.01%	3.27%
Portfolio turnover rate(c)	29%	48%	57%	69%	55%	83%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

10

Bramshill Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)
Note 1 – Organization
Bramshill Income Performance Fund (the “Income Fund”) and BHILL Fund (the “BHILL”) each a “Fund” and together, the “Funds” are separate series of Advisor Managed Portfolios (the “Trust”). The Income Fund is a diversified series and the BHILL is a non-diversified series. The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Bramshill Investments, LLC (the “Advisor”) serves as the investment manager to the Funds.
The Income Fund’s objective is to maximize total return and was incepted on April 11, 2016. The BHILL Fund's objective is to seek capital appreciation and was incepted on April 1, 2025.
The Income Fund is the successor to the Bramshill Income Performance Fund (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Income Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor fund. The AMP Reorganization did not result in a material change to the Income Fund’s investment portfolio and there are no material differences in accounting policies of the Fund and the Predecessor fund.

•	The Income Fund adopted the performance history of the Predecessor Fund.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Funds are each considered an investment company under GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(A)
Securities Valuation – The valuation of the Funds’ investments are performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees of the Trust (the “Board” or the “Trustees”). Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. The Board has designated the Advisor as the valuation designee of the Funds. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Funds investments whose market prices are not “readily available” or are deemed to be unreliable.

11

Bramshill Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
Futures contracts are valued at the settlement price on the exchange on which they are principally traded.
Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
Credit Default Swaps (CDS) are valued using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy.
Open-end funds issued by Investment Companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Funds’ investments in each category investment type as of September 30, 2025:
Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments
Corporate Bonds	$5,780,964	$451,612,000	$—	$457,392,964
U.S. Treasury Securities	—	193,998,209	—	193,998,209
Exchange-Traded Funds	176,542,456	—	—	176,542,456
Preferred Stocks	38,075,680	112,217,091	—	150,292,771
Real Estate Investment Trusts - Preferred	35,586,580	—	—	35,586,580
Closed-End Funds	19,530,590	—	—	19,530,590
Open-End Funds	6,755,777	—	—	6,755,777
U.S. Treasury Bills	—	66,447,977	—	66,447,977
Money Market Funds	17,065,535	—	—	17,065,535
Investments Purchased with Proceeds from Securities Lending	7,786,149	—	—	7,786,149
Total Investments	$ 307,123,731	$824,275,277	$—	$1,131,399,008

12

Bramshill Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
BHILL Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments
Exchange-Traded Funds	$76,114,246	$—	$—	$76,114,246
Real Estate Investment Trusts - Preferred	10,134,585	—	—	10,134,585
Preferred Stocks	5,442,226	—	—	5,442,226
Closed-End Funds	4,994,898	—	—	4,994,898
Corporate Bonds	1,709,900	575,360	—	2,285,260
Money Market Funds	1,502,298	—	—	1,502,298
Total Investments	$99,898,153	$575,360	$—	$100,473,513

See the Schedule of Investments for further detail of investment classifications.
(B)
Securities Sold Short – The Funds may engage in selling securities short, which obligate them to replace a borrowed security with the same security at current market value. The Funds incur a loss if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds realize a gain if the price of the security declines between those dates. Gains are limited to the price at which the Funds sold the security short, while losses are potentially unlimited in size. The Funds incur expense when a security sold short pays a dividend or earns interest.

(C)
Federal Income Taxes – The Funds have elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Funds.

Management of the Funds are required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended September 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. Generally, tax authorities can examine tax returns filed for the preceding three years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(D)
Return of capital estimates – Distributions received from the Funds’ investments in Real Estate Investment Trusts (“REITs”) are generally comprised of net investment income, capital gains, and return of capital. Certain of the Funds’ investments in Closed-End Funds (“CEFs”) also make distributions comprised of net investment income and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs and CEFs based on historical data provided by the REITs and distribution notices provided by CEFs. After each calendar year end, REITs and CEFs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported are reflected in the Funds’ records in the year in which they are reported by adjusting related investment cost basis, capital gains and income, as necessary.

(E)
Distributions to Shareholders – The Funds record distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, are distributed monthly. The Funds intend to distribute all the net investment income including any cash received from any investments in CEFs and REITs, even if a portion may represent a return of capital. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Funds

13

Bramshill Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.
(F)
Restricted securities – Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. As of September 30, 2025, the Income Fund had restricted securities, all of which were Rule 144A securities, with a market value of $23,932,213 or 2.1% of the Income Fund’s net assets.

(G)	Deposits with Broker – At September 30, 2025, the Income Fund held the following amounts with Brokers to serve as collateral for certain transactions in derivatives:

Pershing LLC	$54,946
Wells Fargo Securities	64,883
Total	$119,829

(H)	Derivatives – The Income Fund invests in certain derivative instruments, as detailed below.
Futures contracts – The Income Fund invests in futures to adjust its sensitivity to interest rate changes and to gain exposure to U.S. Treasury securities. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.
Options Contracts – The Income Fund may write call and put options on securities, derivative instruments, or currencies. When the Income Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Income Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Income Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written options held by the Income Fund as of September 30, 2025.
The Income Fund purchases call and put options. The Income Fund pays a premium which is included in the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.
Swap Contracts – The Income Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection. The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Income Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

14

Bramshill Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
As a seller of protection, the Income Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Income Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, the Income Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the Advisor does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based. Additionally, if the Income Fund is a seller of a credit default swap and a credit event occurs, the Income Fund could suffer significant losses.
Changes in the value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Statements of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.
The average monthly volume of derivatives held by the Income Fund during the period ended September 30, 2025 is set forth below:

Derivative Type	Unit of Measure	Average Quantity
Purchased Options	Contracts	8,571
Written Options	Contracts	(2,857)
Credit Default Swap	Notional Amount	$4,500,000*

*	Credit default swap held for 12 days during the period.
Derivative Investment Holdings Categorized by Risk Exposure – There were no positions in derivatives as of September 30, 2025. The following table sets forth the Income Fund’s realized gain (loss), as reflected in the Statements of Operations, by primary risk exposure and by type of derivative contract for the period ended September 30, 2025:

Amount of Realized Loss on Derivatives
Risk Exposure Category	Written Options	Futures Contracts	Swap Contracts
Credit	$—	$—	$8,717
Interest rate	904,188	2,051	—
Total	$ 904,188	$2,051	$8,717

(I)
Security Transactions and Investment Income – The Funds record security transactions on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(J)
Segment Reporting – Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor’s Chief Executive Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

15

Bramshill Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Funds. Under the terms of this agreement, the Income Fund and BHILL Fund will pay the Advisor a monthly fee based on each Fund’s average daily net assets at annual rate of 0.85% and 0.00%, respectively. The BHILL is an investment option for certain “wrap-fee” programs or other separately managed account clients for which the Advisor receives compensation pursuant to separate management agreements. Wrap-fee program participants pay a “wrap-fee” to the sponsor of the program, which typically covers investment advice and transaction costs on trades executed with the sponsor or designated broker-dealers. The Income Fund incurred $4,612,294 for Advisory fees during the period ended September 30, 2025.
Pursuant to a contractual fee waiver and reimbursement agreement, the Advisor will waive/reimburse the Income Fund for expenses in excess of 1.10% of average daily net assets for Institutional Class shares and 0.00% for BHILL, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Income Fund’s portfolio securities. The Expense Cap will remain in effect through at least March 31, 2026.
The Advisor is permitted to recapture amounts waived and/or reimbursed to the Income Fund within three years if the total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Advisor recapture any amount that would result, on any particular business day of the Income Fund, in the Income Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect. The Income Fund currently has no waiver balance subject to recapture.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Funds’ custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Funds’ distributor and principal underwriter. For the period ended September 30, 2025, the Funds incurred expenses for administration and fund accounting, transfer agent, custody, and compliance fees as detailed on the Statements of Operations.
At September 30, 2025, the Funds had payables for administration and fund accounting, transfer agent, custody, and compliance fees as detailed on the Statements of Assets and Liabilities.
The Independent Trustees were paid $8,694 for the Income Fund and $7,065 for the BHILL Fund for their services during the period ended September 30, 2025. The Funds pay no compensation to the officers of the Trust.
Trust-level expenses are allocated across the series of the Trust.
Note 4 – Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of September 30, 2025, UBS Financial Services Inc. held approximately 29% of the outstanding shares of the Income Fund, in aggregate for the benefit of others, and Morgan Stanley held approximately 100% of the outstanding shares of the BHILL Fund, in aggregate for the benefit of others.
Note 5 – Investment Transactions
Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 2025, were as follows:
Income Fund

	Investments	U.S. Government Obligations
Purchases	$322,736,117	$7,971,544
Sales	$237,466,616	$28,821,997

16

Bramshill Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
BHILL Fund

Investments
Purchases	$106,848,255
Sales	$8,832,079

Note 6 – Federal Income Tax Information
At March 31, 2025, the components of accumulated earnings (losses) for federal income tax purposes were as follows:
Income Fund

Tax cost of Investments	$ 1,127,430,606
Unrealized Appreciation	11,828,432
Unrealized Depreciation	(21,546,403)
Net Unrealized Depreciation	$(9,717,971)
Undistributed Ordinary Income	—
Other Accumulated Losses	(41,411,625)
Total Accumulated Losses	$(51,129,596)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, and basis adjustments on investments in limited partnerships.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2025, there were no permanent differences in book and tax accounting reclassified to capital and accumulated losses.
The tax character of distributions paid during the six months ended September 30, 2025 and the year ended March 31, 2025 were as follows:

	Period Ended September 30, 2025	Year Ended March 31, 2025
Distributions Paid From:
Ordinary Income	$—	$41,212,232
Return of Capital	—	160,631
Total Distributions Paid	$—	$41,372,863

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Income Fund had no late-year ordinary losses or post-October losses as of March 31, 2025.
At March 31, 2025, the Income Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$ 10,948,577	$30,463,048	$41,411,625

17

Bramshill Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
Note 7 – Indemnifications
In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Funds to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 8 – Line of Credit
The Income Fund has access to a $25 million secured line of credit through an agreement with U.S. Bank. The Income Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Income Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. The line of credit was renewed on December 17, 2024 and will mature, unless renewed, no later than December 16, 2025. During the period ended September 30, 2025, the Fund did not draw on this line of credit.
Note 9 – Securities Lending
The Income Fund may lend securities in its portfolio to approved brokers, dealers and financial institutions under terms of participation in a securities lending program, which is administered by U.S. Bank N.A. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 102% of the then current market value of any other loaned securities. The custodian marks loaned securities and collateral to market daily. Each borrower is required, if necessary, to deliver additional collateral to ensure the value will equal at least 100% of the market value of the loaned securities.
The cash collateral is invested by the U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Income Fund could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Income Fund is indemnified from this risk by contract with the securities lending agent. Additionally, the Income Fund is subject to the risk of loss from investments that it makes with the cash received as collateral. The Income Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Income Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Income Fund, if any, is reflected in the Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Income Fund is included on the Statements of Assets and Liabilities as “Payable upon return of securities loaned.” The borrower of any securities will pay the Income Fund any accrued income while the securities are on loan. The cash collateral received is invested in a money market fund which is redeemable upon demand. The Income Fund receives compensation in the form of loan fees owed by borrowers and income earned on collateral investments and pays a fee to the U.S. Bank N.A. for administering the securities lending program. The fees and interest income, net of any fees, earned through the securities lending program are reflected as “Securities lending income” in the Statements of Operations.
Management has elected not to offset the value of securities on loan and collateral received. As of September 30, 2025, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities Loaned	Fund Collateral Received*
$7,591,619	$7,786,149

*	The cash collateral received was invested in the First American Government Obligations Fund Class X, with an overnight and continuous maturity, as shown on the Statements of Assets and Liabilities.

18

Bramshill Funds
Notes to Financial Statements
September 30, 2025 (Unaudited)(Continued)
Note 10 – Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the year end, the Funds have made the following distributions per share:
Income Fund

Record Date	Payable Date	Distribution Per Share
10/31/2025	10/31/2025	$0.03714

BHILL Fund

Record Date	Payable Date	Distribution Per Share
10/31/2025	10/31/2025	$0.04413

Other than what has been disclosed, there were no other significant subsequent events that would require adjustment or disclosure in these financial statements.
Note 11 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of the Funds’ investment objective, principal investment strategies and principal risks.
Credit Risk – If issuers of fixed income securities in which the Funds invests experience unanticipated financial problems, their issue is likely to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. In addition, the Funds are subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.
Interest Rate Risk – Interest rate changes may affect the value of a debt instrument indirectly (especially in the case of fixed rate debt securities) and directly (especially in the case of instruments whose rates are adjustable). When interest rates increase, fixed income securities generally will decline in value and, as a result, an increase in interest rates may result in a decrease in the value of debt securities held by the Funds. Conversely, as interest rates decrease, the prices of fixed income securities tend to increase. The Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease.
Financials Sector Risk – Financial services companies are subject to extensive governmental regulation that may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge, and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

19

Bramshill Funds
Additional Information
September 30, 2025 (Unaudited)
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

20

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/08/2025

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	12/08/2025